Other Income (Expense), net (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Other Nonoperating Income Expense [Abstract]
Government incentives	$ 15,500
Other income/(expense)	50	$ 553
Other income (expense), net	$ 15,550	$ 553